LAND USE RIGHT, NET (Tables)	12 Months Ended
Dec. 31, 2025
Land Use Right Net
SUMMARY OF LAND USE RIGHT, NET
	As of December 31,
	2024	2025
	RMB	RMB
Land use right	63,618	63,618
Less: accumulated amortization	(5,714)	(6,987)
Land use right, net	57,904	56,631

SCHEDULE OF ESTIMATED FUTURE AMORTIZATION EXPENSE FOR LAND USE RIGHTS	The estimated future amortization expense for land use rights is as follows:
Years ending December 31,	RMB
2026	1,273
2027	1,273
2028	1,273
2029	1,273
2030	1,273
Thereafter	50,266
56,631